Document and Entity Information	0 Months Ended
Mar. 10, 2014
Risk/Return:
Document Type	497
Document Period End Date	Mar. 10, 2014
Registrant Name	ALLIANZ FUNDS
Central Index Key	0000867297
Amendment Flag	false
Document Creation Date	Mar. 10, 2014
Document Effective Date	Mar. 10, 2014
Prospectus Date	Aug. 28, 2013
Institutional, P, D | AllianzGI Global Commodity Equity Fund | Institutional
Risk/Return:
Trading Symbol	RGLIX
Institutional, P, D | AllianzGI Global Commodity Equity Fund | P
Risk/Return:
Trading Symbol	APGPX
Institutional, P, D | AllianzGI Global Commodity Equity Fund | D
Risk/Return:
Trading Symbol	ARMDX
A, C | AllianzGI Global Commodity Equity Fund | A
Risk/Return:
Trading Symbol	ARMAX
A, C | AllianzGI Global Commodity Equity Fund | C
Risk/Return:
Trading Symbol	ARMCX